FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Disclosure of change in foreign exchange risks of income (loss)
		Sensitivity test for changes in exchange rate
Foreign currency	Years	Income (loss) from change
		10% increase in exchange rate	10% decrease in exchange rate
		US Dollars in thousands
NIS	2025	1,185	(1,185)
	2024	(3,524)	3,524
	2023	(1,762)	1,762
EUR	2025	910	(910)
	2024	(1,644)	1,644
	2023	(1,698)	1,698
GPB	2025	562	(562)
	2024	316	(316)
	2023	123	(123)
AUD	2025	239	(239)
	2024	233	(233)
	2023	40	(40)

Disclosure of financial Instruments trade receivables
December 31, 2025	Not overdue	Over 30 days overdue	Over 60 days overdue	Over 120 days overdue	Total
	US Dollar in thousands
Gross carrying amount – trade receivables	70,884	4,258	8,799	27,828	111,769
Less – provision of allowance for credit loss	-	(812)	(1,677)	(5,305)	(7,794)
Trade receivable	70,884	3,446	7,122	22,523	103,975

December 31, 2024	Not overdue	Over 30 days overdue	Over 60 days overdue	Over 120 days overdue	Total
	US Dollar in thousands
Gross carrying amount – trade receivables	45,592	2,629	465	10,787	59,473
Less – provision of allowance for credit loss	-	-	-	(3,779)	(3,779)
Trade receivable	45,592	2,629	465	7,008	55,694

Disclosure of contractual maturities of financial liabilities
	Less than one year	Between 1 and 2 years	Between 3 and 5 years	More than 5 years	Total
	US Dollars in thousands
December 31, 2025:
Long-term bank loans	4,134	3,898	7,908	-	15,940
Lease liabilities	3,701	4,154	1,751	1,707	11,313
Other long-term liabilities, including current maturities	5,538	9,329	-	-	14,867
Debentures	18,598	50,119	322,793	-	391,510
Payables in respect of processing activity	180,795	-	-	-	180,795
Trade payables	29,370	-	-	-	29,370
Other payables	52,021	-	-	-	52,021
Total	294,157	67,500	332,452	1,707	695,816

	Less than one year	Between 1 and 2 years	Between 3 and 5 years	More than 5 years	Total
	US Dollars in thousands
December 31, 2024:
Short-term loans	25,276	-	-	-	25,276
Long-term bank loans	6,009	11,213	9,566	1,812	28,600
Lease liabilities	3,072	3,724	627	26	7,449
Payables in respect of processing activity	132,612	-	-	-	132,612
Trade payables	21,059	-	-	-	21,059
Other payables	33,887	-	-	-	33,887
Total	221,915	14,937	10,193	1,838	248,883

Disclosure of changes in financial liabilities
	Short-term credit	Long-term bank loans	Loans from others	Lease liabilities	Debentures	Other liabilities	Total
	US Dollars in thousands
Balance at January 1, 2025	25,276	22,583	-	7,045	-	-	54,904

Changes in 2025:
Liabilities added in respect of new leases	-	-	-	4,883	-	-	4,883
Liabilities added in respect of debentures	-	-	-	-	290,265	-	290,265
Liabilities added in respect of acquisitions	774	-	-	273	-	-	1,047
Cash flows paid	(26,000)	(8,689)	-	(3,050)	-	-	(37,739)
Amounts recognized in profit or loss and other changes	(50)	(209)	-	725	23,799	-	24,265
Balance at December 31, 2025:	-	13,685	-	9,876	314,064	-	337,625
			-			-
Balance at January 1, 2024	47,477	1,428	3,920	6,294	-	170	59,289

Changes in 2024:
Liabilities added in respect of new leases	-	-	-	1,875	-	-	1,875
Liabilities added in respect of loans from banks and others	-	22,835	-	-	-	-	22,835
Liabilities added in respect of acquisitions	561	-	-	1,519	-	-	2,080
Cash flows paid	(23,315)	(3,177)	(3,837)	(2,655)	-	(47)	(33,031)
Amounts recognized in profit or loss and other changes	553	1,497	(83)	12	-	(123)	1,856
Balance at December 31, 2024:	25,276	22,583	-	7,045	-	-	54,904

Balance at January 1, 2023	7,684	2,496	7,367	8,150	-	362	26,059

Changes in 2023:
Liabilities added in respect of new leases	-	-	-	595	-	-	595
Liabilities added in respect of loans from banks and others	39,135	-	-	-	-	-	39,135
Cash flows paid	-	(998)	(3,626)	(2,182)	-	(182)	(6,988)
Amounts recognized in profit or loss and other changes	658	(70)	179	(269)	-	(10)	488
Balance at December 31, 2023:	47,477	1,428	3,920	6,294	-	170	59,289

Disclosure of fair value of financial instruments
Assets	Level 2	Level 3	Total
January 1, 2025	3,609	395	4,004
Business combination	(3,139)	(395)	(3,534)
Changes in fair value	6,756	-	6,756
December 31, 2025	7,226	-	7,226

January 1, 2024	42	1,831	1,873
Initially recognized	3,139	-	3,139
changes in fair value	428	(1,436)	(1,008)
December 31, 2024	3,609	395	4,004

Liabilities	Level 2	Level 3	Total
January 1, 2025	(925)	(15,410)	(16,335)
Business combination	747	997	1,744
Changes in fair value	178	(1,578)	(1,400)
Settlements	-	7,626	7,626
December 31, 2025	0	(8,365)	(8,365)

January 1, 2024	(1,484)	(12,141)	(13,625)
Initially recognized	-	(2,132)	(2,132)
changes in fair value	559	(1,137)	(578)
December 31, 2024	(925)	(15,410)	(16,335)